Mineral, Royalty and Other Interests - Carrying Amount Related to Mineral, Royalty and Other Interests (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 37,845	$ 29,028
Carrying Amount	395,533	374,206
Property, Plant and Equipment [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	339,100	316,100
Current Period Depletion Expense [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	36,700	27,700
Current Period Depletion Expense From Prior Period Depletion in Ending Inventory [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion in Ending Inventory	1,100	1,300
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	$ 56,400	$ 58,100